capital structure financial policies	6 Months Ended
Jun. 30, 2024
capital structure financial policies
capital structure financial policies
3	capital structure financial policies

General

Our objective when managing financial capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at an acceptable level of risk. In our definition of financial capital, we include:

●	Common equity (excluding accumulated other comprehensive income);
●	Non-controlling interests;
●	Long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income);
●	Cash and temporary investments;
●	Short-term borrowings (including those arising from securitized trade receivables and unbilled customer finance receivables); and
●	Other long-term debts.

We manage our financial capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our financial capital structure, we may:

●	Adjust the amount of dividends paid to holders of Common Shares;
●	Purchase Common Shares for cancellation pursuant to normal course issuer bids;
●	Issue new shares (including Common Shares and TELUS International (Cda) Inc. subordinate voting shares);
●	Issue new debt, issue new debt to replace existing debt with different characteristics; and/or
●	Increase or decrease the amount of short – term borrowings arising from securitized trade receivables and unbilled customer finance receivables.

During 2024, our financial objectives, which are reviewed annually, were unchanged from 2023. We believe that our financial objectives support our long-term strategy.

We monitor financial capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDAE) – excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

Debt and coverage ratios

Net debt to EBITDA – excluding restructuring and other costs is calculated as net debt at the end of the period, divided by 12-month trailing EBITDA – excluding restructuring and other costs. Historically, this measure is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA – excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other issuers. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with certain debt covenants.

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective			2024	2023
Components of debt and coverage ratios
Net debt [1]				$28,179	$26,629
EBITDA – excluding restructuring and other costs [2]				$7,318	$6,899
Net interest cost [3] (Note 9)				$1,329	$1,084
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20	–	2.70 [4]	3.85	3.86
Coverage ratios
Earnings coverage [5]				1.8	2.5
EBITDA – excluding restructuring and other costs interest coverage [6]				5.5	6.4

1	Net debt and total managed capitalization are calculated as follows:

As at June 30	Note	2024	2023
Long-term debt	26	$28,151	$26,588
Debt issuance costs netted against long-term debt		123	114
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net		(7)	72
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt — excluding tax effects		(205)	(90)
Cash and temporary investments, net		(927)	(649)
Short-term borrowings	22	1,044	594
Net debt		28,179	26,629
Common equity		15,809	16,407
Non-controlling interests		1,236	1,172
Less: accumulated other comprehensive income amounts included above in common equity and non-controlling interests		(24)	(55)
Total managed capitalization		$45,200	$44,153

* EBITDA is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures disclosed by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We report EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized to determine compliance with certain debt covenants.

2	EBITDA – excluding restructuring and other costs is calculated as follows:

			EBITDA –
		Restructuring	excluding
	EBITDA	and other costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2024	$3,314	$339	$3,653
Year ended December 31, 2023	6,431	717	7,148
Deduct
Six-month period ended June 30, 2023	(3,209)	(274)	(3,483)
EBITDA – excluding restructuring and other costs	$6,536	$782	$7,318

3	Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, unrealized changes in virtual power purchase agreements forward element, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).
4	Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at June 30, 2024, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to circa 2.70 times in the medium term (following the spectrum auctions in 2021 and 2023, and the mmWave spectrum auction upcoming), consistent with our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.
5	Earnings coverage is defined in Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding those attributable to non-controlling interests.
6	EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Net debt to EBITDA – excluding restructuring and other costs was 3.85 times as at June 30, 2024, compared to 3.86 times one year earlier. The effect of the increase in net debt levels, primarily due to spectrum acquisitions and business acquisitions, was approximately equal to the effect of growth in EBITDA – excluding restructuring and other costs; net debt levels were already elevated in the current and comparative periods due to our spectrum acquisitions.

The earnings coverage ratio for the twelve-month period ended June 30, 2024, was 1.8 times, down from 2.5 times one year earlier. A decrease in income before borrowing costs and income taxes lowered the ratio by 0.4 and an increase in borrowing costs lowered the ratio by 0.3. The EBITDA – excluding restructuring and other costs interest coverage ratio for the twelve-month period ended June 30, 2024, was 5.5 times, down from 6.4 times one year earlier. Growth in EBITDA – excluding restructuring and other costs increased the ratio by 0.4 and an increase of $245 million in net interest costs decreased the ratio by 1.3.

TELUS Corporation Common Share dividend payout ratio

So as to be consistent with the way we manage our business, our TELUS Corporation Common Share dividend payout ratio is presented as a historical measure calculated as the sum of the dividends declared in the most recent four quarters for TELUS Corporation Common Shares, as recorded in the financial statements, net of dividend reinvestment plan effects (see Note 13), divided by the sum of free cash flow* amounts for the most recent four quarters for interim reporting periods (divided by annual free cash flow if the reported amount is in respect of a fiscal year). The historical measure for the twelve-month period ended June 30, 2024, is presented for illustrative purposes in evaluating our target guideline.

For the 12-month periods ended June 30	Objective	2024	2023
Determined using most comparable IFRS-IASB measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities – less capital expenditures		99%	168%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	83%	87%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

For the 12-month periods ended June 30 (millions)	2024	2023
TELUS Corporation Common Share dividends declared	$2,210	$2,014
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(697)	(730)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,513	$1,284

* Free cash flow is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding items that we consider to be of limited predictive value, including certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets, and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key performance measure that management and investors use to evaluate the performance of our business.

Our calculation of free cash flow, and its reconciliation to cash provided by operating activities, is as follows:

For the 12-month periods ended June 30 (millions)	Note	2024	2023
EBITDA	5	$6,536	$6,453
Restructuring and other costs, net of disbursements		90	186
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing		(141)	(173)
Effect of lease principal	31(b)	(611)	(506)
Items from the Consolidated statements of cash flows:
Share-based compensation, net	14	110	127
Net employee defined benefit plans expense	15	75	80
Employer contributions to employee defined benefit plans		(26)	(35)
Loss from equity accounted investments and other		36	—
Interest paid		(1,264)	(1,022)
Interest received		37	23
Capital expenditures	5	(2,718)	(3,105)
Free cash flow before income taxes		2,124	2,028
Income taxes paid, net of refunds		(305)	(560)
Free cash flow		1,819	1,468
Add (deduct):
Capital expenditures	5	2,718	3,105
Effect of lease principal		611	506
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash		(189)	(775)
Cash provided by operating activities		$4,959	$4,304